Options (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 22, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Options [Line Items]
Grant of ordinary shares under option plan		3,069,280
Number of ordinary shares available for future issuance		854,206
Weighted average grant date fair value of options granted (in Dollars per share)		$ 1.78	$ 2.78	$ 1.66
Options exercised (in Dollars)		$ 20	$ 795	$ 49
Unrecognized compensation expenses related to unvested options (in Dollars)		$ 1,308
Weighted average period		1 year 3 months 25 days
Ordinary Shares [Member]
Options [Line Items]
Additional ordinary shares	1,000,000
Equity Option [Member]
Options [Line Items]
Exercised share options		11,060	401,031	168,447
Options exercised (in Dollars)		$ 20	$ 795